SUNAMERICA INCOME FUNDS
      SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                       DATED JULY 28, 1995



     The last full paragraph under the section entitled Investment Restrictions on page B-39 has been deleted.




February 5, 1996